UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10473
                                                    -------------

                     Advantage Advisers Multi-Sector Fund I
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Thomas A. DeCapo
                    Skadden, Arps, Slate, Meagher & Flom LLP
                                One Beacon Street
                                Boston, MA 02109
       ------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-667-4225
                                                           -------------

                      Date of fiscal year end: September 30
                                              -------------

                    Date of reporting period: March 31, 2006
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

                     Advantage Advisers Multi-Sector Fund I

                              Financial Statements
                                   (Unaudited)

                                Six Months Ended
                                 March 31, 2006

                                    Contents

Statement of Assets and Liabilities .......................................    2
Statement of Operations ...................................................    3
Statements of Changes in Net Assets .......................................    4
Notes to Financial Statements .............................................    5
Schedule of Portfolio Investments .........................................   15
Schedule of Securities Sold, Not Yet Purchased ............................   25
Schedule of Written Options ...............................................   32
Supplemental Information ..................................................   34

                     Advantage Advisers Multi-Sector Fund I
                       Statement of Assets and Liabilities

                                                                                            March 31, 2006
                                                                                             (Unaudited)
                                                                                            -------------
Assets
Investments in securities, at market value (cost -- $72,734,589) ........................   $  79,974,174
Cash and cash equivalents ...............................................................      14,954,259
Due from broker .........................................................................      16,379,876
Receivable for investment securities sold ...............................................       7,048,446
Interest receivable .....................................................................         122,558
Receivable for Fund shares sold .........................................................          40,300
Dividends receivable ....................................................................          38,823
Other assets ............................................................................          50,380
                                                                                            -------------
   Total assets .........................................................................     118,608,816
                                                                                            -------------
Liabilities
Securities sold, not yet purchased, at market value (proceeds -- $27,888,805) ...........      28,775,100
Options written, at market value (premiums -- $149,915) .................................         100,240
Payable for investment securities purchased .............................................       5,744,957
Accrued incentive fees ..................................................................       1,357,710
Advisory fees payable ...................................................................         116,881
Dividends payable on securities sold, not yet purchased .................................          33,480
Administration fees payable .............................................................          32,946
Custody fees payable ....................................................................          23,970
Accrued expenses ........................................................................         352,714
                                                                                            -------------
   Total liabilities ....................................................................      36,537,998
                                                                                            -------------
    Net Assets ..........................................................................   $  82,070,818
                                                                                            =============
Net assets
Represented by:
Shares of beneficial interest -- $0.001 par value; unlimited shares
 authorized; 3,190,462 shares issued and outstanding ....................................   $       3,190
Additional paid-in-capital ..............................................................      72,377,034
Accumulated net investment loss .........................................................      (1,751,274)
Accumulated net realized gain from investment activities ................................       5,038,919
Net unrealized appreciation of investments and foreign currency transactions ............       6,402,949
                                                                                            -------------
    Net Assets ..........................................................................   $  82,070,818
                                                                                            =============
Net asset value per share ...............................................................   $       25.72
                                                                                            =============

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I
                             Statement of Operations

                                                                    For the Six Months Ended
                                                                         March 31, 2006
                                                                           (Unaudited)
                                                                           -----------
Investment Income
 Interest ..............................................................   $   727,886
 Dividends (net of foreign withholding tax of $391) ....................       320,224
                                                                           -----------
    Total investment income ............................................     1,048,110
                                                                           -----------
Expenses
 Incentive fees ........................................................     1,381,139
 Advisory fees .........................................................       510,530
 Dividends on securities sold, not yet purchased .......................       186,566
 Legal fees ............................................................       140,516
 Shareholder servicing fees ............................................       113,967
 Stock loan interest expense ...........................................       111,007
 Custody fees ..........................................................        78,796
 Audit and tax fees ....................................................        59,008
 Administration fees ...................................................        49,614
 Printing fees .........................................................        47,670
 Trustees' fees ........................................................        30,201
 Insurance expense .....................................................        26,204
 Transfer agent fees ...................................................        16,685
 Registration expense ..................................................         8,132
 Miscellaneous expense .................................................        27,349
                                                                           -----------
    Total expenses .....................................................     2,787,384
                                                                           -----------
   Net investment loss .................................................    (1,739,274)
                                                                           -----------
Realized gain (loss) and unrealized gain from investment activities and foreign currency transactions
 Realized gain (loss) from investment activities
   Investment securities ...............................................     7,823,932
   Purchased options ...................................................      (132,447)
   Securities sold, not yet purchased ..................................      (748,714)
   Written options .....................................................       (10,303)
                                                                           -----------
    Net realized gain from investment activities .......................     6,932,468
    Net change in unrealized gain from investment activities and foreign
      currency transactions ............................................       330,153
                                                                           -----------
    Net realized and unrealized gain from investment activities and
      foreign currency transactions ....................................     7,262,621
                                                                           -----------
    Net increase in net assets resulting from operations ...............   $ 5,523,347
                                                                           ===========

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I
                       Statement of Changes in Net Assets

                                                              Six Months Ended
                                                                March 31, 2006         Year Ended
                                                                 (Unaudited)       September 30, 2005
                                                                -------------      ------------------
From operations:
Net investment loss ....................................        $  (1,739,274)        $  (3,376,820)
Net realized gain from investment activities ...........            6,932,468             9,739,831
Net change in unrealized gain from investment activities
  and foreign currency transactions ....................              330,153             5,449,191
                                                                -------------         -------------
  Net increase in net assets resulting from operations .            5,523,347            11,812,202
                                                                -------------         -------------
Distributions to shareholders:
Realized short-term capital gains ($1.8357 and $0.215
  per share, respectively) .............................           (5,461,906)             (921,119)
Realized long-term capital gains ($0.3519 and $0.948
  per share, respectively) .............................           (1,047,036)           (4,061,583)
                                                                -------------         -------------
  Net decrease in net assets resulting from
   distributions to shareholders .......................           (6,508,942)           (4,982,702)
                                                                -------------         -------------
From beneficial interest transactions:
Net proceeds from sale of shares .......................            2,962,114             3,181,948
Reinvestment of distributions ..........................            6,133,865             4,762,060
Cost of shares repurchased .............................          (10,546,230)          (46,122,503)
                                                                -------------         -------------
  Net decrease in net assets from beneficial
   interest transactions ...............................           (1,450,251)          (38,178,495)
                                                                -------------         -------------
  Net decrease in net assets ...........................           (2,435,846)          (31,348,995)
                                                                -------------         -------------
  Net assets at beginning of period ....................           84,506,664           115,855,659
                                                                -------------         -------------
  Net assets at end of period ..........................        $  82,070,818         $  84,506,664
                                                                =============         =============

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I
           Notes to Financial Statements -- March 31, 2006 (Unaudited)

1.   Organization

     Advantage Advisers Multi-Sector Fund I (the "Fund") was organized in the State of Delaware on August 14, 2001 and is registered as a closed-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Fund commenced operations on March 27, 2002. Advantage Advisers, L.L.C. (the "Investment Adviser"), a Delaware limited liability company ultimately controlled by Oppenheimer Asset Management Inc. ("OAM"), is responsible for the Fund's investment activities pursuant to an investment advisory agreement with the Fund. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as trustees of the Fund (collectively the "Board" and each member a "Trustee").

     The Fund's investment objective is to seek capital appreciation while managing risk through the use of a multi-strategy hedged equity investment program. The term "hedged equity," when used in this context, means the use by the Sub-Investment Advisers (as defined below) of long and short positions in equity securities and other securities having equity characteristics, put and call options, and other special investment techniques including the use of swaps, swaptions, forward contracts, security index options and leverage in order to maximize the potential for capital appreciation and to attempt to preserve capital and, where possible, to profit from adverse or volatile market conditions. The Fund intends to pursue this objective by investing primarily in securities of issuers in three sectors, which are banking/financial services, healthcare/biotechnology and technology. Until otherwise determined by the Fund's Board, the Fund will pursue its investment program by allocating its net assets among three separate investment accounts (each, a "Separate Investment Account"). Each Separate Investment Account will be managed by one or more investment professionals associated with various investment management firms (each, a "Sub-Investment Adviser"). At March 31, 2006, the Separate Investment Accounts are managed by KBW Asset Management, Inc., Kilkenny Capital Management, LLC and Alkeon Capital Management, LLC.

     The Fund is authorized to issue an unlimited number of shares of beneficial interest ("the shares") at $0.001 par value. Shares are made available through Oppenheimer & Co. Inc. ("Oppenheimer") as principal distributor, on a best efforts basis, subject to various conditions. The minimum initial investment is $25,000. Investors will be subject to a sales charge of up to 5.00% of the offering price, subject to volume discounts. For the six months ended March 31, 2006, Oppenheimer received $4,532 from sales charges. Sales charges may be waived for fee based accounts. On a daily basis, the Fund makes additional sales of its shares at their net asset value plus applicable sales charges, to investors who are qualified to invest in the Fund (i.e., "qualified clients" as defined in Rule 205-3 under the Investment Advisers Act of 1940). The minimum additional investment is $1,000 for investors that are shareholders of the Fund and will include the applicable sales charges. To provide investors with a degree of liquidity, the Fund makes quarterly offers to repurchase its shares. Repurchase offers are limited to 5% to 25% of the Fund's outstanding shares at the Board's discretion.

     The Board has overall responsibility for the management and supervision of the operations of the Fund and has approved the Fund's investment program. The Board has complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business, other than the Fund's fundamental investment policies, which can only be changed by a vote of the shareholders. The

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements -- March 31, 2006 (Unaudited) (continued)

1.   Organization (continued)

    Trustees will not contribute to the capital of the Fund in their capacity as Trustees, but may subscribe for shares, subject to the eligibility requirements described in the Prospectus.

2.   Significant Accounting Policies

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     a.   Portfolio Valuation

     Securities and commodities transactions, including related revenue and expenses, are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date, net of foreign withholding tax. Interest income and expense are recorded on the accrual basis.

     The Fund amortizes premium and accretes discount on bonds using the effective yield method.

     The value of the net assets of the Fund will be determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures summarized below under the supervision of the Board.

     Domestic exchange traded securities (other than options and those securities traded on NASDAQ) are valued at their last sale prices as reported on the exchanges where those securities are traded. NASDAQ listed securities are valued at the NASDAQ official closing price. If no sales of those securities are reported on a particular day, the securities will be valued based upon their bid prices for securities held long, or their ask prices for securities sold, not yet purchased as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices for securities held long or ask prices for securities sold, not yet purchased as reported by that exchange. Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Investment Adviser under the supervision of the Board.

     Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Investment Adviser will monitor the reasonableness of valuations provided by the pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements -- March 31, 2006 (Unaudited) (continued)

2.   Significant Accounting Policies (continued)

     a.   Portfolio Valuation (continued)

     If in the view of the Investment Adviser, the bid price of a listed option or debt security (or ask price in the case of any such securities sold, not yet purchased) does not fairly reflect the market value of the security, the Investment Adviser may value the security at fair value in good faith and under the supervision of the Board. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time as of which determination of values or exchange rates are made and the time as of which the net asset value of the Fund is determined. When an event materially affects the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith by the Investment Adviser or under the supervision of the Board.

     Fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Investment Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Investment Adviser and the valuation method used by the Investment Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Investment Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

     b.   Cash Equivalents

     The Fund considers all financial instruments that mature within three months of the date of purchase as cash equivalents. At March 31, 2006, $14,954,259 in cash equivalents were held at PNC Bank in an interest bearing money market deposit account.

     c.   Dividends and Distributions

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

     During the fiscal year ended September 30, 2005, permanent differences, primarily due to net operating losses of $3,384,820, resulted in a net decrease in accumulated net investment loss and a corresponding decrease in undistributed net realized gain from investment transactions. The reclassification had no effect on net assets.

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements -- March 31, 2006 (Unaudited) (continued)

2.   Significant Accounting Policies (continued)

     d.   Income Taxes

     It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3.   Advisory Fees

     The Fund's Investment Advisory Agreement provides that in consideration for the Investment Adviser providing certain management services and for certain administrative services, the Fund pays an advisory fee to the Investment Adviser at the annual rate of 1.25% of the Fund's average daily net assets, which is due and payable in arrears within five business days after the end of each month. This fee is accrued daily as an expense to be paid out of the Fund's net assets and has the effect of reducing the net asset value of the Fund. The Investment Adviser pays a fee to each Sub-Investment Adviser for services provided by each Sub-Investment Adviser computed at the annual rate of 0.25% of the average daily net assets of each Sub-Investment Adviser's Separate Investment Account. Each Sub-Investment Adviser, as a non-managing member of the Investment Adviser, is entitled to share in the Investment Adviser's profits, including advisory fees paid to the Investment Adviser.

4.   Incentive Fees

     The Fund may pay Incentive Fees to the Investment Adviser at the end of each fiscal period. Incentive Fees will be payable to the Investment Adviser from the Fund (out of assets allocated to the Separate Investment Account) based on the independent investment performance of each Separate Investment Account for the fiscal period. The Investment Adviser will be paid an Incentive Fee equal to 20% of each Separate Investment Account's net profit, which is equal to the net realized and unrealized gains or losses and net investment income or loss of the Separate Investment Account for the fiscal period subject to reduction for prior period realized and unrealized losses and net investment loss of the Separate Investment Account that have not previously been offset against its profits. For the six months ended March 31, 2006, the Investment Adviser was entitled to an incentive fee of $1,381,139, of which $1,357,710 was payable at March 31, 2006. The Investment Adviser will be under no obligation to repay any Incentive Fee or portion thereof previously paid to it by the Fund. Thus, the payment of an Incentive Fee with respect to a Separate Investment Account for a fiscal period will not be reversed by the subsequent decline in assets of that Separate Investment Account in any subsequent fiscal period. The Fund will calculate and accrue Incentive Fees daily based on each Separate Investment Account's investment performance. The Fund's net asset value will be reduced or increased each day to reflect these calculations. For purposes of calculating the Incentive Fee, expenses of the Fund that are not specifically attributable to any Separate Investment Account will be allocated one third to each Separate Investment Account when incurred. Each Sub-Investment Adviser, as a non-managing member of the Investment Adviser, may be entitled to share in the Investment Adviser's profits, including Incentive Fees of the Investment Adviser.

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements -- March 31, 2006 (Unaudited) (continued)

5.   Shareholder Servicing Fee

     The Fund pays compensation ("Shareholder Servicing Fees") to selected brokers and dealers, including Oppenheimer, that maintain shares for their customers in accordance with the terms of the several selling and servicing agreements between Oppenheimer and the brokers and dealers for the provisions of shareholder services. Shareholder Servicing Fees are payable quarterly at an annual rate of 0.25% of the average daily net asset value of outstanding shares held by the brokers and dealers for their customers.

     Shareholder Servicing Fees during the six months ended March 31, 2006 amounted to $113,967, of which $44,256 was earned by Oppenheimer. At March 31, 2006, $59,255 remains payable and is included in accrued expenses in the accompanying statement of assets and liabilities.

6.   Administration Fee

     PFPC Inc. ("PFPC") and its affiliates provide transfer agency, administration, custodial, accounting and investor services to the Fund which are in addition to the services provided by the Investment Adviser, as described above. In consideration for these services, the Fund pays PFPC an administration fee of 0.10% of the Fund's first $200 million of average daily net assets, subject to an annual minimum fee of $100,000.

7.   Indemnifications

     The Fund has entered into several contracts that contain routine indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund believes the likelihood of a claim being made is remote.

8.   Securities Transactions

     Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended March 31, 2006, amounted to $101,853,853 and $109,719,035, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended March 31, 2006, amounted to $47,147,168 and $48,190,319, respectively.

     For the six months ended March 31, 2006, Oppenheimer earned $11,709 in brokerage commissions from portfolio transactions executed on behalf of the Fund. In addition, for the six months ended March 31, 2006, Mainsail Group, LLC, and Keefe Bruyette & Woods, Inc., both broker affiliates of Sub-Investment Advisers to the Fund, earned $62,359 and $1,635, respectively, in brokerage commissions from portfolio transactions executed on behalf of the Fund.

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements -- March 31, 2006 (Unaudited) (continued)

9.   Beneficial Interest

     Transactions in shares of beneficial interest were as follows:

                                              For the Six
                                              Months Ended        Year Ended
                                             March 31, 2006   September 30, 2005
                                                Shares             Shares
                                              ----------         ----------
         Shares at beginning of period ...     3,224,185          4,741,608
         Shares sold .....................       116,800            128,302
         Shares reinvested ...............       249,142            189,497
         Shares repurchased ..............      (399,665)        (1,835,222)
                                              ----------         ----------
         Net increase (decrease) .........       (33,723)        (1,517,423)
                                              ----------         ----------
         Shares at end of period .........     3,190,462          3,224,185
                                              ==========         ==========

     As of March 31, 2006, the Investment Adviser owned 5,937 shares of the
     Fund.

10.  Leverage; Borrowing

     The Fund is authorized to borrow money for investment purposes and to meet repurchase requests. To the extent that the Fund uses leverage, the value of its net assets will tend to increase or decrease at a greater rate than if no leverage was employed. If the Fund's investments decline in value, the loss will be magnified if the Fund has borrowed money to make investments.

     The Act provides that the Fund may not borrow for any purpose if, immediately after doing so, it will have an "asset coverage" of less than 300%. This could prevent the Fund from borrowing to fund the repurchase of shares. For this purpose, an "asset coverage" of 300% means that the Fund's total assets equal 300% of the total outstanding principal balance of indebtedness. The Fund also may be forced to sell investments on unfavorable terms if market fluctuations or other factors reduce its asset level below what is required by the Act or the Fund's borrowing arrangements. For the six months ended March 31, 2006, the average daily amount of such borrowings was $492,344, and the daily weighted average annualized interest rate was 4.87%. As of March 31, 2006, the Fund had no outstanding borrowings against this line of credit.

11. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

     In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments may include forward contracts, swaps, swaptions, security index options, options, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets and liabilities.

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements -- March 31, 2006 (Unaudited) (continued)

11. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

     The Fund maintains cash in bank deposit accounts, which at times may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash deposits.

     Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets and liabilities. Primarily all investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker. The Fund pledges securities in an account at PFPC Trust Company, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

     The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as common stock.

     When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or index underlying the written option. The exercising of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

     For the six months ended March 31, 2006, transactions in written options were as follows:

                                             Call Options                          Put Options
                                     ----------------------------        ----------------------------
                                         Number                             Number
                                     of Contracts         Premium        of Contracts         Premium
                                     ------------         -------        ------------         -------
         Beginning balance ....              299         $ 155,786               379         $ 103,033
         Options written ......              345           138,916             1,153           210,047
         Options expired ......               --                --              (487)          (73,982)
         Options exercised ....              (31)          (18,506)               --                --
         Options closed .......             (446)         (231,135)             (449)         (134,244)
                                       ---------         ---------         ---------         ---------
         Options outstanding at
           March 31, 2006 .....              167         $  45,061               596         $ 104,854
                                       =========         =========         =========         =========

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements -- March 31, 2006 (Unaudited) (continued)

12.  Federal Income Tax Information

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

     At September 30, 2005, the components of net assets (excluding paid in capital) on a tax basis were as follows:

     Undistributed ordinary income .............................    $4,270,328
     Plus/Less: Cumulative Timing Differences ..................       (12,000)
                                                                    ----------
     Accumulated undistributed ordinary income .................                    $  4,258,328
     Currently distributable net realized capital gain .........       922,259
     Plus/Less: Cumulative Timing Differences ..................      (577,194)
                                                                    ----------
     Accumulated undistributable net realized gain .............                         345,065
     Tax unrealized appreciation ...............................     5,495,602
     Plus/Less: Cumulative Timing Differences ..................       577,194
                                                                    ----------
     Book unrealized appreciation ..............................                       6,072,796
                                                                                    ------------
     Net Assets (excluding paid in capital) ....................                    $ 10,676,189
                                                                                    ============

     The differences between book and tax basis unrealized appreciation is primarily attributable to wash sales.

     Net Asset Value ................................    $  84,506,664
     Paid in Capital ................................      (73,830,475)
                                                         -------------
     Net Assets (excluding paid in capital) .........    $  10,676,189
                                                         =============

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements -- March 31, 2006 (Unaudited) (continued)

13.  Financial Highlights

                                                          For the                                                    For the Period
                                                        Six Months                                                     March 27,
                                                          Ended         For the        For the          For the        2002 (f)
                                                         March 31,     Year Ended     Year Ended       Year Ended      through
                                                           2006       September 30,  September 30,    September 30,  September 30,
                                                       (Unaudited)        2005           2004             2003           2002
                                                        ----------     ----------     -----------     -----------     ----------
Net asset value per share, beginning of period ......   $    26.21     $    24.43     $     25.92     $     21.99     $    23.75(a)
                                                        ----------     ----------     -----------     -----------     ----------
Income from investment operations (b):
 Net investment loss ................................        (0.54)         (0.81)          (0.72)          (1.17)         (0.34)
 Net realized and change in unrealized gain
   (loss) from investment activities and
   foreign currency transactions ....................         2.24           3.75            0.40            5.10          (1.42)
                                                        ----------     ----------     -----------     -----------     ----------
   Total income (loss) from investment
    operations ......................................         1.70           2.94           (0.32)           3.93          (1.76)
                                                        ----------     ----------     -----------     -----------     ----------
Distributions to shareholders:
 Realized capital gains .............................        (2.19)         (1.16)          (1.17)             --             --
                                                        ----------     ----------     -----------     -----------     ----------
   Total distributions to shareholders ..............        (2.19)         (1.16)          (1.17)             --             --
                                                        ----------     ----------     -----------     -----------     ----------
Net asset value per share, end of period ............   $    25.72     $    26.21     $     24.43     $     25.92     $    21.99
                                                        ----------     ----------     -----------     -----------     ----------
Total return -- gross (c)(d) ........................        8.62%         14.47%          (0.91%)         20.54%         (7.41%)
Total return -- net (c)(d) ..........................        6.85%         12.25%          (1.51%)         17.87%         (7.41%)
Ratios/supplemental data:
 Net assets (dollars in thousands), end of
   period ...........................................   $   82,071     $   84,507     $   115,856     $   122,749     $   92,793
 Ratio of expenses to average net assets (e) ........        6.66%          4.96%           3.68%           5.99%          4.21%
 Ratio of expenses without incentive fee to
   average net assets (e) ...........................        3.36%          3.30%           3.11%           3.35%          4.21%
 Ratio of incentive fee to average net assets .......        3.30%          1.66%           0.57%           2.64%            --
 Ratio of net investment loss to average
   net assets (e) ...................................       (4.16%)        (3.26%)         (2.80%)         (4.95%)        (2.95%)
 Portfolio turnover (d) .............................         135%           212%            193%            258%           174%
Average debt ratio ..................................        0.59%          0.09%           0.32%           0.22%            --

----------------
(a) Initial public offering price of $25.00 per share less sales charges of $1.25 per share.

(b) Per share amounts presented are based on average shares outstanding throughout the periods indicated.

(c) Total return gross/net of incentive fee is calculated assuming an investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized for periods of less than one year.

(e) Annualized for periods of less than one year. The computation of such ratios for an individual shareholder may vary from these ratios due to the timing of capital transactions.

(f)  Commencement of operations.

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements -- March 31, 2006 (Unaudited) (concluded)

14.  Subsequent Events

     Subsequent to March 31, 2006 and through May 2, 2006, there were additional subscriptions of $707,390.

                     Advantage Advisers Multi-Sector Fund I

                  Schedule of Portfolio Investments (Unaudited)

                                                                    March 31, 2006
 Shares                                                              Market Value
--------                                                           ---------------
           Investments in Securities -- 97.45%
           U.S. Common Stock -- 96.13%
             Advertising Sales -- 0.37%
  5,260        Focus Media Holding, Ltd.--Sponsored ADR*              $  305,185
                                                                      ----------
             Agricultural Chemicals -- 0.62%
  6,040        Monsanto Co.                               (a)            511,890
                                                                      ----------
             Applications Software -- 0.73%
 35,620        Quest Software, Inc.*                                     594,854
                                                                      ----------
             Chemicals--Specialty -- 0.11%
  7,360        Chemtura Corp.                                             86,701
                                                                      ----------
             Commercial Banks--Central U.S. -- 1.75%
  3,500        BOK Financial Corp.                                       166,425
 19,900        TCF Financial Corp.                                       512,425
 10,551        Texas Regional Bancshares, Inc., Class A                  311,155
  6,300        UMB Financial Corp.                                       442,449
                                                                      ----------
                                                                       1,432,454
                                                                      ----------
             Commercial Banks--Eastern U.S. -- 0.80%
  2,800        M&T Bank Corp.                                            319,592
 10,400        Signature Bank*                                           338,936
                                                                      ----------
                                                                         658,528
                                                                      ----------
             Commercial Banks--Southern U.S. -- 0.17%
 10,400        Cardinal Financial Corp.                   (a)            140,712
                                                                      ----------
             Commercial Banks--Western U.S. -- 1.73%
 24,500        Centennial Bank Holdings, Inc.*                           286,650
  3,700        City National Corp.                                       284,123
  5,900        SVB Financial Group*                                      312,995
  7,600        UnionBanCal Corp.                                         533,216
                                                                      ----------
                                                                       1,416,984
                                                                      ----------
             Communications Software -- 0.07%
  4,200        KongZhong Corp.--Sponsored ADR*                            55,482
                                                                      ----------
             Computer Aided Design -- 0.32%
 15,942        Parametric Technology Corp.*               (a)            260,333
                                                                      ----------
             Computer Services -- 0.54%
 28,650        Perot Systems Corp., Class A*              (a)            445,794
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                    March 31, 2006
 Shares                                                              Market Value
--------                                                           ---------------
           U.S. Common Stock -- (continued)
             Computers -- 0.92%
 22,970        Hewlett--Packard Co.                       (a)         $  755,713
                                                                      ----------
             Computers--Memory Devices -- 0.97%
 30,290        Seagate Technology                         (a)            797,536
                                                                      ----------
             Diagnostic Equipment -- 0.54%
 15,530        Immucor, Inc.*                             (a)            445,556
                                                                      ----------
             Dialysis Centers -- 0.57%
  7,710        DaVita, Inc.*                                             464,219
                                                                      ----------
             Diversified Manufacturing Operations -- 0.77%
  6,530        Illinois Tool Works, Inc.                  (a)            628,904
                                                                      ----------
             Drug Delivery Systems -- 2.13%
 36,200        Bentley Pharmaceuticals, Inc.*             (a)            476,030
 58,800        Penwest Pharmaceuticals Co.*               (a)          1,275,372
                                                                      ----------
                                                                       1,751,402
                                                                      ----------
             E-Commerce / Services -- 0.42%
  4,210        Ctrip.com International, Ltd.--Sponsored ADR              348,167
                                                                      ----------
             Electronic Components--Miscellaneous -- 0.39%
 16,760        International DisplayWorks, Inc.*                         109,778
  4,850        Jabil Circuit, Inc.*                       (a)            207,871
                                                                      ----------
                                                                         317,649
                                                                      ----------
             Electronic Components--Semiconductors -- 10.79%
  4,210        Advanced Analogic Technologies, Inc.*                      47,994
 10,920        Advanced Micro Devices, Inc.*                             362,107
174,260        ARM Holdings, Plc--Sponsored ADR           (a)          1,200,651
 17,918        Broadcom Corp., Class A*                   (a)            773,341
 94,310        Conexant Systems, Inc.*                                   325,369
 48,460        Freescale Semiconductor, Inc., Class A*    (a)          1,347,673
 24,660        MIPS Technologies, Inc.*                   (a)            183,964
 17,655        Monolithic Power Systems, Inc.*            (a)            329,089
 17,410        National Semiconductor Corp.                              484,694
 29,470        OmniVision Technologies, Inc.*             (a)            889,994
 30,900        Silicon Image, Inc.*                       (a)            318,579
 14,740        Silicon Laboratories, Inc.*                (a)            809,963

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                    March 31, 2006
 Shares                                                              Market Value
--------                                                           ---------------
           U.S. Common Stock -- (continued)
             Electronic Components--Semiconductors -- (continued)
 22,750        Silicon Motion Technology--Sponsored ADR*              $  275,958
  8,410        Texas Instruments, Inc.                                   273,073
 20,630        Volterra Semiconductor Corp.*              (a)            393,827
 14,990        Xilinx, Inc.                               (a)            381,645
 20,970        Zoran Corp.*                               (a)            458,824
                                                                      ----------
                                                                       8,856,745
                                                                      ----------
             Electronic Design Automation -- 0.49%
 33,770        Comtech Group, Inc.*                                      337,700
  7,110        Magma Design Automation, Inc.*                             61,502
                                                                      ----------
                                                                         399,202
                                                                      ----------
             Entertainment Software -- 1.43%
 11,560        Electronic Arts, Inc.*                                    632,563
 11,560        Take-Two Interactive Software, Inc.*                      215,710
  2,790        The9, Ltd.--Sponsored ADR*                                 83,002
  9,417        THQ, Inc.*                                                243,806
                                                                      ----------
                                                                       1,175,081
                                                                      ----------
             Fiduciary Banks -- 2.00%
 30,000        Bank of New York Co., Inc.                 (a)          1,081,200
  9,300        State Street Corp.                         (a)            561,999
                                                                      ----------
                                                                       1,643,199
                                                                      ----------
             Finance--Credit Card -- 2.27%
 23,100        Capital One Financial Corp.                (a)          1,860,012
                                                                      ----------
             Finance--Investment Banker / Broker -- 3.48%
  4,000        Bear Stearns Cos., Inc.                    (b)            554,800
 13,300        Citigroup, Inc.                            (a)(b)         628,292
  6,400        Lehman Brothers Holdings, Inc.             (b)            924,992
  9,500        Merrill Lynch & Co., Inc.                  (b)            748,220
                                                                      ----------
                                                                       2,856,304
                                                                      ----------
             Finance--Mortgage Loan / Banker -- 0.72%
  8,600        Countrywide Financial Corp.                               315,620
  6,800        Indymac Bancorp, Inc.                      (b)            278,324
                                                                      ----------
                                                                         593,944
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                    March 31, 2006
 Shares                                                              Market Value
--------                                                           ---------------
           U.S. Common Stock -- (continued)
             Financial Guarantee Insurance -- 0.84%
  6,900        AMBAC Financial Group, Inc.                (b)         $  549,240
  2,300        MBIA, Inc.                                 (b)            138,299
                                                                      ----------
                                                                         687,539
                                                                      ----------
             Health Care Cost Containment -- 1.00%
 15,710        McKesson Corp.                             (a)            818,962
                                                                      ----------
             Industrial Audio & Video Production -- 1.06%
 41,796        Dolby Laboratories, Inc., Class A*         (a)            873,536
                                                                      ----------
             Internet Infrastructure Software -- 1.97%
 31,790        Akamai Technologies, Inc.*                 (a)          1,045,573
 16,850        Webex Communications, Inc.*                (a)            567,340
                                                                      ----------
                                                                       1,612,913
                                                                      ----------
             Internet Security -- 0.45%
  2,100        Internet Security Systems, Inc.*                           50,358
 17,870        RSA Security, Inc.*                                       320,588
                                                                      ----------
                                                                         370,946
                                                                      ----------
             Investment Management / Advisory Services -- 3.17%
 14,200        Alliancebernstein Holding L.P.                            940,750
 30,100        Amvescap PLC--Sponsored ADR                               567,686
 12,400        Eaton Vance Corp.                                         339,512
  6,000        Legg Mason, Inc.                                          751,980
                                                                      ----------
                                                                       2,599,928
                                                                      ----------
             Machinery--Print Trade -- 0.18%
  3,370        Zebra Technologies Corp.--Class A*                        150,706
                                                                      ----------
             Medical--Biomedical / Genetics -- 5.73%
 25,000        Alexion Pharmaceuticals, Inc.*             (b)            885,500
 11,900        Amgen, Inc.*                               (a)(b)         865,725
146,600        Axonyx, Inc.*                                             170,056
 75,300        Cotherix, Inc.                                            688,242
 31,200        Encysive Pharmaceuticals, Inc.                            152,568
 78,800        Genaera Corp.*                                            110,320
114,300        Gene Logic, Inc.*                                         524,637
107,600        Neurobiological Technologies, Inc.*                       380,904

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                    March 31, 2006
 Shares                                                              Market Value
--------                                                           ---------------
           U.S. Common Stock -- (continued)
             Medical--Biomedical / Genetics -- (continued)
 24,200        Regeneron Pharmaceuticals, Inc.*           (a)         $  402,446
 87,000        Sonus Pharmaceuticals, Inc.                               522,000
                                                                      ----------
                                                                       4,702,398
                                                                      ----------
             Medical--Drugs -- 7.16%
 13,800        AstraZeneca Plc--Sponsored ADR                            693,174
 14,800        Cephalon, Inc.*                            (a)(b)         891,700
 36,900        Icagen, Inc.                                              306,270
  2,100        King Pharmaceuticals, Inc.*                                36,225
 22,000        Kos Pharmaceuticals, Inc.*                 (a)(b)       1,050,940
 34,100        Pharmion Corp.*                            (a)(b)         614,482
 69,600        Serono SA--Sponsored ADR                   (a)          1,211,736
 52,900        Valeant Pharmaceuticals International      (a)(b)         838,465
 18,600        ViroPharma, Inc.*                          (a)            236,220
                                                                      ----------
                                                                       5,879,212
                                                                      ----------
             Medical--HMO -- 0.39%
  4,080        WellPoint, Inc.*                           (a)            315,914
                                                                      ----------
             Medical Labs & Testing Service -- 0.89%
 12,490        Laboratory Corporation of America Holdings*(a)            730,415
                                                                      ----------
             Medical--Outpatient / Home Medical -- 0.39%
 14,080        Apria Healthcare Group, Inc.,*                            323,558
                                                                      ----------
             Medical Imaging Systems -- 0.02%
  2,400        Tripath Imaging, Inc.                                      16,752
                                                                      ----------
             Medical Instruments -- 0.26%
 39,800        Bruker Biosciences Corp.*                                 214,920
                                                                      ----------
             Medical Laser Systems -- 0.16%
  4,900        Cutera, Inc.*                                             132,888
                                                                      ----------
             Multi-Line Insurance -- 1.39%
  7,900        Allstate Corp.                                            411,669
  6,300        American International Group, Inc.                        416,367
  6,300        Assurant, Inc.                             (a)            310,275
                                                                      ----------
                                                                       1,138,311
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                    March 31, 2006
 Shares                                                              Market Value
--------                                                           ---------------
           U.S. Common Stock -- (continued)
             Networking Products -- 1.76%
 37,780        Atheros Communications*                    (a)         $  989,458
 21,080        Cisco Systems, Inc.*                       (a)            456,804
                                                                      ----------
                                                                       1,446,262
                                                                      ----------
             Oil Companies--Exploration & Production -- 0.50%
 13,080        Chesapeake Energy Corp.                    (a)            410,843
                                                                      ----------
             Pharmacy Services -- 0.38%
  5,440        Medco Health Solutions, Inc.*              (a)            311,277
                                                                      ----------
             Property / Casualty Insurance -- 0.81%
  6,500        Arch Capital Group, Ltd.*                                 375,310
  3,000        Chubb Corp.                                               286,320
                                                                      ----------
                                                                         661,630
                                                                      ----------
             Reinsurance -- 1.24%
 10,900        Everest Re Group, Ltd.                     (a)          1,017,733
                                                                      ----------
             REITS--Mortgage -- 0.33%
 18,400        Anworth Mortgage Asset Corp.                              144,624
 19,300        MFA Mortage Investments, Inc.                             122,555
                                                                      ----------
                                                                         267,179
                                                                      ----------
             Retail--Consumer Electronics -- 0.59%
 19,860        Circuit City Stores, Inc.                  (a)            486,173
                                                                      ----------
             Retail--Major Department Store -- 0.70%
  4,350        Sears Holdings Corp.*                      (a)            575,244
                                                                      ----------
             S & L / Thrifts--Eastern U.S. -- 1.10%
 52,900        Hudson City Bancorp, Inc.                                 703,041
  6,200        People's Bank / Bridgeport, CT                            203,050
                                                                      ----------
                                                                         906,091
                                                                      ----------
             S & L / Thrifts--Western U.S. -- 0.41%
  4,900        Golden West Financial Corp.                               332,710
                                                                      ----------
             Semiconductor Components--Integrated Circuits -- 2.81%
  9,190        Hittite Microwave Corp.*                   (a)            309,795
 24,860        Linear Technology Corp.                    (a)            872,089
 20,710        Marvell Technology Group, Ltd.*                         1,120,411
                                                                      ----------
                                                                       2,302,295
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                    March 31, 2006
 Shares                                                              Market Value
--------                                                           ---------------
           U.S. Common Stock -- (continued)
             Semiconductor Equipment -- 2.06%
 21,770        Axcelis Technologies, Inc.*                            $  127,572
 19,180        Formfactor, Inc.*                          (a)            754,158
 25,239        Tessera Technologies, Inc.*                (a)            809,667
                                                                      ----------
                                                                       1,691,397
                                                                      ----------
             Special Purpose Acquisitions -- 0.11%
  8,410        Services Acquisition Corp.*                                85,950
                                                                      ----------
             Super-Regional Banks--U.S. -- 4.26%
 11,700        Bank of America Corp.                                     532,818
 17,700        U.S. Bancorp                               (b)            539,850
 21,184        Wachovia Corp.                             (a)          1,187,363
 19,300        Wells Fargo & Co.                          (a)          1,232,691
                                                                      ----------
                                                                       3,492,722
                                                                      ----------
             Telecommunication Equipment -- 1.25%
 22,180        ADC Telecommunications, Inc.*              (a)            567,586
 38,470        Avaya, Inc.*                                              434,711
  2,720        Sirenza Microdevices, Inc.*                                25,704
                                                                      ----------
                                                                       1,028,001
                                                                      ----------
             Telecommunication Equipment Fiber Optics -- 1.10%
 33,670        Corning, Inc.*                             (a)            906,060
                                                                      ----------
             Telecommunication Services -- 0.54%
  1,710        China Telecom Corp., Ltd.--Sponsored ADR                   60,534
 14,610        RCN Corp.*                                 (a)            378,399
                                                                      ----------
                                                                         438,933
                                                                      ----------
             Telephone--Integrated -- 0.22%
 10,920        Tele Norte Leste Participacoes S.A.--Sponsored ADR        182,146
                                                                      ----------
             Therapeutics -- 8.24%
 66,300        BioMarin Pharmaceutical, Inc.*                            889,746
 70,400        DOV Pharmaceutical, Inc.*                               1,124,992
 62,100        Dyax Corp.*                                               360,180
 25,820        Gilead Sciences, Inc.*                     (a)(b)       1,606,520
 63,800        Inspire Pharmaceuticals, Inc.*             (b)            333,674
101,000        Ista Pharmaceuticals, Inc.*                               641,350
  5,000        Nuvelo, Inc.                                               89,100

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                    March 31, 2006
 Shares                                                              Market Value
--------                                                           ---------------
           U.S. Common Stock -- (continued)
             Therapeutics -- (continued)
 45,800        Onyx Pharmaceuticals, Inc.*                           $ 1,202,708
 11,500        Progenics Pharmaceuticals, Inc.*           (a)(b)         304,635
 93,900        Vion Pharmaceuticals, Inc.*                               212,214
                                                                     -----------
                                                                       6,765,119
                                                                     -----------
             Transport--Services -- 0.53%
 16,010        Laidlaw International, Inc.                (a)            435,472
                                                                     -----------
             Web Portals / ISP -- 2.27%
  1,270        Google, Inc., Class A*                     (a)            495,300
 12,620        Sina Corp.*                                               352,098
 38,190        Sohu.com, Inc.*                            (a)          1,019,291
                                                                     -----------
                                                                       1,866,689
                                                                     -----------
             Wireless Equipment -- 4.76%
 36,230        American Tower Corp., Class A*             (a)          1,098,494
    650        China Grentech Corp., Ltd--Sponsored ADR*                  11,115
 28,350        Motorola, Inc.                             (a)            649,498
 58,670        Powerwave Technologies, Inc.*              (a)            791,458
 25,290        Qualcomm, Inc.                             (a)          1,279,927
  8,410        RF Micro Devices, Inc.*                                    72,747
                                                                     -----------
                                                                       3,903,239
                                                                     -----------
                 Total U.S. Common Stock (Cost $71,689,158)          $78,884,613
                                                                     -----------
           Hong Kong Common Stock -- 1.15%
             Electronic Components -- Miscellaneous -- 0.26%
232,294        AAC Acoustic Technology Holdings, Inc.*                   217,031
                                                                     -----------
             Finance -- Other Services -- 0.68%
 92,850        Hong Kong Exchanges & Clearing, Ltd.                      559,982
                                                                     -----------
             Real Estate Operations / Development -- 0.21%
210,259        Agile Property Holdings, Ltd.                             174,768
                                                                     -----------
                 Total Hong Kong Common Stock (Cost $893,404)        $   951,781
                                                                     -----------
                 Total Common Stock (Cost $72,582,562)               $79,836,394
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                    March 31, 2006
Contracts                                                            Market Value
--------                                                           ---------------
           Purchased Options -- 0.17%
           Call Options -- 0.10%
             Finance--Investment Banker / Broker -- 0.10%
     61        Citigroup, Inc., 01/19/08, $35.00                     $    78,690
                                                                     -----------
             Medical--Drugs -- 0.00%
     16        Cephalon, Inc., 05/20/06, $75.00                              240
                                                                     -----------
                 Total Call Options (Cost $78,261)                        78,930
                                                                     -----------
           Put Options -- 0.07%
             Electronic Components--Semiconductors -- 0.01%
     42        SiRF Technology Holdings, Inc., 05/20/06, $35.00           11,130
                                                                     -----------
             Medical--Biomedical / Genetics -- 0.00%
     24        Alexion Pharmaceuticals, Inc., 05/20/06, $15.00               120
    101        Alexion Pharmaceuticals, Inc., 05/20/06, $17.50               505
                                                                     -----------
                                                                             625
                                                                     -----------
             Telecommunication Equipment -- 0.01%
     63        Adtran, Inc., 05/20/06, $25.00                              6,615
                                                                     -----------
             Therapeutics -- 0.05%
     56        NitroMed, Inc., 6/17/06, $15.00                            36,400
     48        Progenics Pharmaceuticals, Inc., 05/20/06, $25.00           4,080
                                                                     -----------
                                                                          40,480
                                                                     -----------
                 Total Put Options (Cost $73,766)                         58,850
                                                                     -----------
                 Total Purchased Options (Cost $152,027)             $   137,780
                                                                     -----------
                 Total Investments in Securities
                   (Cost $72,734,589) -- 97.45%                      $79,974,174
                                                                     -----------
                 Other Assets, Less Liabilities -- 2.55% **            2,096,644
                                                                     -----------
                 Net Assets -- 100.00%                               $82,070,818
                                                                     ===========

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and open written options.

(b)  Security held in connection with an open put or call option contract.

*    Non-income producing security.

** Includes $14,954,259 invested in a PNC Bank Money Market Account, which is 18.22% of net assets.

ADR  American Depository Receipt

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

          Schedule of Portfolio Investments (Unaudited) -- (concluded)

                                                                     March 31, 2006
                                                                     Percentage of
                                                                     Net Assets (%)
                                                                     --------------
Investments in Securities -- By Industry
Advertising Sales ..............................................          0.37%
Agricultural Chemicals .........................................          0.62%
Applications Software ..........................................          0.73%
Chemicals Specialty ............................................          0.11%
Commercial Banks -- Central U.S. ...............................          1.75%
Commercial Banks -- Eastern U.S. ...............................          0.80%
Commercial Banks -- Southern U.S. ..............................          0.17%
Commercial Banks -- Western U.S. ...............................          1.73%
Communications Software ........................................          0.07%
Computer Aided Design ..........................................          0.32%
Computer Services ..............................................          0.54%
Computers ......................................................          0.92%
Computers -- Memory Devices ....................................          0.97%
Diagnostic Equipment ...........................................          0.54%
Dialysis Centers ...............................................          0.57%
Diversified Manufacturing Operations ...........................          0.77%
Drug Delivery Systems ..........................................          2.13%
E-Commerce/Services ............................................          0.42%
Electronic Components -- Miscellaneous .........................          0.65%
Electronic Components -- Semiconductors ........................         10.80%
Electonic Design Automation ....................................          0.49%
Entertainment Software .........................................          1.43%
Fiduciary Banks ................................................          2.00%
Finance -- Credit Card .........................................          2.27%
Finance -- Investment Banker/Broker ............................          3.58%
Finance Mortgage Loan/Banker ...................................          0.72%
Finance -- Other Services ......................................          0.68%
Financial Guarantee Insurance ..................................          0.84%
Health Care Cost Containment ...................................          1.00%
Industrial Audio & Video Production ............................          1.06%
Internet Infrastructure Software ...............................          1.97%
Internet Security ..............................................          0.45%
Investment Management/Advisory Services ........................          3.17%
Machinery -- Print Trade .......................................          0.18%

                                                                     March 31, 2006
                                                                     Percentage of
                                                                     Net Assets (%)
                                                                     --------------
Investments in Securities -- By Industry (continued)
Medical -- Biomedical/Genetics ....................................       5.73%
Medical -- Drugs ..................................................       7.16%
Medical -- HMO ....................................................       0.39%
Medical Labs & Testing Service ....................................       0.89%
Medical -- Outpatient/Home Medical ................................       0.39%
Medical Imaging Systems ...........................................       0.02%
Medical Instruments ...............................................       0.26%
Medical Laser Systems .............................................       0.16%
Multi-Line Insurance ..............................................       1.39%
Networking Products ...............................................       1.76%
Oil Companies -- Exploration & Production .........................       0.50%
Pharmacy Services .................................................       0.38%
Property/Casualty Insurance .......................................       0.81%
Real Estate Operations/Development ................................       0.21%
Reinsurance .......................................................       1.24%
REITS -- Mortgage .................................................       0.33%
Retail -- Consumer Electronics ....................................       0.59%
Retail -- Major Department Store ..................................       0.70%
S&L/Thrifts -- Eastern U.S. .......................................       1.10%
S&L/Thrifts -- Western U.S. .......................................       0.41%
Semiconductor Components -- Integrated Circuits ...................       2.81%
Semiconductor Equipment ...........................................       2.06%
Special Purpose Acquistitions .....................................       0.11%
Super-Regional Banks -- U.S. ......................................       4.26%
Telecommunication Equipment .......................................       1.26%
Telecommunication Equipment Fiber Optics ..........................       1.10%
Telecommunication Services ........................................       0.54%
Telephone -- Integrated ...........................................       0.22%
Therapeutics ......................................................       8.29%
Transport -- Services .............................................       0.53%
Web Portals/ISP ...................................................       2.27%
Wireless Equipment ................................................       4.76%
                                                                         -----
Total Investment in Securities ....................................      97.45%
                                                                         =====


   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

           Schedule of Securities Sold, Not Yet Purchased (Unaudited)

                                                                    March 31, 2006
 Shares                                                              Market Value
--------                                                           ---------------
           Securities Sold, Not Yet Purchased -- (35.06%)
           U.S. Common Stock -- (35.06%)
             Advertising Services -- (0.04%)
    512        R.H. Donnelley Corp.                                  $    (29,814)
                                                                     ------------
             Applications Software -- (0.53%)
  7,360        Mercury Interactive Corp.                                 (256,128)
  5,000        Salesforce.com, Inc.                                      (181,650)
                                                                     ------------
                                                                         (437,778)
                                                                     ------------
             Beverages--Non-alcoholic -- (0.52%)
  9,050        Coca-Cola Enterprises, Inc.                               (184,077)
  8,070        Pepsi Bottling Group, Inc.                                (245,247)
                                                                     ------------
                                                                         (429,324)
                                                                     ------------
             Cable Television -- (0.69%)
 16,060        Comcast Corp., Class A                                    (420,130)
  8,710        DIRECTV Group, Inc.                                       (142,844)
                                                                     ------------
                                                                         (562,974)
                                                                     ------------
             Capacitors -- (0.10%)
  8,870        KEMET Corp.                                                (83,999)
                                                                     ------------
             Commercial Banks--Central U.S. -- (0.69%)
  8,100        Commerce Bancshares, Inc.                                 (418,527)
  6,800        Old National Bancorp (In)                                 (147,152)
                                                                     ------------
                                                                         (565,679)
                                                                     ------------
             Commercial Banks--Eastern U.S. -- (0.73%)
  5,800        Chittenden Corp.                                          (168,026)
 24,900        Fulton Financial Corp.                                    (428,280)
                                                                     ------------
                                                                         (596,306)
                                                                     ------------
             Commercial Banks--Southern U.S. -- (1.56%)
 23,300        Bancorpsouth, Inc.                                        (559,433)
 20,400        Regions Financial Corp.                                   (717,468)
                                                                     ------------
                                                                       (1,276,901)
                                                                     ------------
             Commercial Services -- (0.07%)
  1,060        Weight Watchers International, Inc.                        (54,484)
                                                                     ------------
             Commercial Services--Finance -- (0.29%)
 11,200        H&R Block, Inc.                                           (242,480)
                                                                     ------------

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                    March 31, 2006
 Shares                                                              Market Value
--------                                                           ---------------
           U.S. Common Stock -- (continued)
             Common Trust Fund -- (1.92%)
  5,600        Regional Bank HOLDRs Trust                            $   (813,344)
 21,070        Semiconductor HOLDRs Trust                                (765,262)
                                                                     ------------
                                                                       (1,578,606)
                                                                     ------------
             Computers -- (0.72%)
 19,910        Dell, Inc.                                                (592,522)
                                                                     ------------
             Computers--Memory Devices -- (1.01%)
  4,280        Imation Corp.                                             (183,655)
  4,300        M-Systems Flash Disk Pioneers, Ltd.                       (111,198)
  7,380        Network Appliance, Inc.                                   (265,901)
 13,670        Western Digital Corp.                                     (265,608)
                                                                     ------------
                                                                         (826,362)
                                                                     ------------
             Computers--Peripheral Equipment -- (0.12%)
  2,100        Lexmark International, Inc., Class A                       (95,298)
                                                                     ------------
             Consumer Products--Miscellaneous -- (0.44%)
  5,230        American Greetings Corp., Class A                         (113,073)
  4,280        Kimberly--Clark Corp.                                     (247,384)
                                                                     ------------
                                                                         (360,457)
                                                                     ------------
             Containers--Metal / Glass -- (0.14%)
  6,310        Crown Holdings, Inc.                                      (111,939)
                                                                     ------------
             Cruise Lines -- (0.21%)
  4,210        Royal Caribbean Cruises, Ltd.                             (176,904)
                                                                     ------------
             Distribution / Wholesale -- (0.39%)
  5,450        CDW Corp.                                                 (320,733)
                                                                     ------------
             Drug Delivery Systems -- (0.40%)
 14,600        Alkermes, Inc.                                            (321,930)
  1,000        Emisphere Technologies, Inc.                                (8,220)
                                                                     ------------
                                                                         (330,150)
                                                                     ------------
             E-Marketing / Information -- (0.22%)
 10,510        ValueClick, Inc.                                          (177,829)
                                                                     ------------
             Electric Products--Miscellaneous -- (0.17%)
  4,230        Molex, Inc.                                               (140,436)
                                                                     ------------

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                    March 31, 2006
 Shares                                                              Market Value
--------                                                           ---------------
           U.S. Common Stock -- (continued)
             Electronic Components--Miscellaneous -- (0.94%)
  4,350        AU Optronics Corp.--Sponsored ADR                     $    (64,859)
 17,090        AVX Corp.                                                 (302,493)
 17,780        LG.Philips LCD Co., Ltd.--Sponsored ADR                   (403,606)
                                                                     ------------
                                                                         (770,958)
                                                                     ------------
             Electronic Components--Semiconductors -- (1.80%)
 23,940        Amkor Technology, Inc.                                    (206,842)
 20,170        Fairchild Semiconductor International, Inc.               (384,642)
 26,180        Intel Corp.                                               (506,583)
  5,440        Microsemi Corp.                                           (158,358)
  5,940        Semtech Corp.                                             (106,267)
  3,150        SiRF Technology Holdings, Inc.                            (111,541)
                                                                     ------------
                                                                       (1,474,233)
                                                                     ------------
             Electronic Connectors -- (0.29%)
  4,500        Amphenol Corp., Class A                                   (234,810)
                                                                     ------------
             Electronic Measuring Instruments -- (0.24%)
  1,090        Garmin, Ltd.                                               (86,579)
  3,515        National Instruments Corp.                                (114,659)
                                                                     ------------
                                                                         (201,238)
                                                                     ------------
             Entertainment Software -- (0.23%)
 13,660        Activision, Inc.                                          (188,371)
                                                                     ------------
             Food--Miscellaneous / Diversified -- (0.45%)
 12,070        Kraft Foods, Inc., Class A                                (365,842)
                                                                     ------------
             Home Furnishings -- (0.17%)
  3,380        Ethan Allen Interiors, Inc.                               (142,028)
                                                                     ------------
             Instruments--Scientific -- (0.54%)
  5,800        Applera Corp.--Applied Biosystems Group                   (157,412)
  6,700        Waters Corp.                                              (289,105)
                                                                     ------------
                                                                         (446,517)
                                                                     ------------
             Internet Security -- (0.28%)
 11,360        Check Point Software Technologies, Ltd.                   (227,427)
                                                                     ------------
             Medical--Biomedical / Genetics -- (1.93%)
  8,600        Affymetrix, Inc.                                          (283,198)
                                                                     ------------

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                    March 31, 2006
 Shares                                                              Market Value
--------                                                           ---------------
           U.S. Common Stock -- (continued)
             Medical--Biomedical / Genetics -- (continued)
 12,600        BioCryst Pharmaceuticals, Inc.                        $   (227,556)
  4,900        Celgene Corp.                                             (216,678)
  2,100        Invitrogen Corp.                                          (147,273)
  3,500        Martek Biosciences Corp.                                  (114,905)
  5,000        Momenta Pharmaceuticals, Inc.                              (98,300)
  8,100        Myriad Genetics, Inc.                                     (211,329)
  5,000        Nektar Therapeutics                                       (101,900)
  6,900        Telik, Inc.                                               (133,584)
  7,100        Tercica, Inc.                                              (47,570)
                                                                     ------------
                                                                       (1,582,293)
                                                                     ------------
             Medical--Drugs -- (1.85%)
  5,100        Abbott Laboratories                                       (216,597)
  5,600        Bradley Pharmaceuticals, Inc.                              (83,272)
  3,600        Bristol-Meyers Squibb Co.                                  (88,596)
 15,500        Elan Corp., Plc--Sponsored ADR             (b)            (223,820)
  8,200        Eli Lilly & Co.                                           (453,460)
  8,300        Merck & Co., Inc.                          (b)            (292,409)
  7,600        ZymoGenetics, Inc.                                        (164,312)
                                                                     ------------
                                                                       (1,522,466)
                                                                     ------------
             Medical--Generic Drugs -- (0.49%)
 17,100        Mylan Laboratories, Inc.                                  (400,140)
                                                                     ------------
             Medical--Hospitals -- (0.18%)
  3,260        HCA, Inc.                                                 (149,275)
                                                                     ------------
             Medical Instruments -- (0.49%)
  5,900        Medtronic, Inc.                                           (299,425)
  2,470        Ventana Medical Systems, Inc.                             (103,172)
                                                                     ------------
                                                                         (402,597)
                                                                     ------------
             Medical Products -- (1.37%)
 10,200        Baxter International, Inc.                                (395,862)
 12,900        Cyberonics, Inc.                                          (332,433)
  5,300        Stryker Corp.                                             (235,002)
  2,400        Zimmer Holdings, Inc.                                     (162,240)
                                                                     ------------
                                                                       (1,125,537)
                                                                     ------------

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                    March 31, 2006
 Shares                                                              Market Value
--------                                                           ---------------
           U.S. Common Stock -- (continued)
             Multimedia -- (0.13%)
  2,310        E.W. Scripps Co., Class A                             $   (103,280)
                                                                     ------------
             Publishing--Newspapers -- (0.25%)
  7,600        Tribune Co.                                               (208,468)
                                                                     ------------
             Radio -- (0.20%)
  5,890        Entercom Communications Corp.                             (164,449)
                                                                     ------------
             Registered Investment Company -- (5.11%)
 15,900        Financial Select Sector SPDR Fund                         (517,545)
 13,070        iShares MSCI South Korea Index                            (609,716)
 50,560        Nasdaq--100 Index Tracking Stock                        (2,120,486)
  3,000        SPDR Trust Series 1                                       (389,490)
 10,500        streetTracks KBW Bank ETF                                 (558,810)
                                                                     ------------
                                                                       (4,196,047)
                                                                     ------------
             S & L / Thrifts--Eastern U.S. -- (0.77%)
 14,200        First Niagara Financial Group                             (208,172)
 24,000        New York Community Bancorp, Inc.                          (420,480)
                                                                     ------------
                                                                         (628,652)
                                                                     ------------
             S & L / Thrifts--Western U.S. -- (0.67%)
 22,800        Washington Federal, Inc.                                  (551,760)
                                                                     ------------
             Semiconductor Components--Integrated Circuits -- (0.98%)
 11,550        Micrel, Inc.                                              (171,171)
  6,620        Power Integrations, Inc.                                  (164,044)
 10,900        Semiconductor Manufacturing International
                 Corp. -- Sponsored ADR                                   (81,750)
 20,890        Taiwan Semiconductor Manufacturing Co.,
                 Ltd. -- Sponsored ADR                                   (210,153)
 52,490        United Microelectronics Corp. -- Sponsored ADR            (178,991)
                                                                     ------------
                                                                         (806,109)
                                                                     ------------
             Semiconductor Equipment -- (0.58%)
 12,610        Applied Materials, Inc.                                   (220,801)
 10,510        Novellus Systems, Inc.                                    (252,240)
                                                                     ------------
                                                                         (473,041)
                                                                     ------------
             Telecommunication Equipment -- (0.10%)
  3,150        Adtran, Inc.                                               (82,467)
                                                                     ------------

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                    March 31, 2006
 Shares                                                              Market Value
--------                                                           ---------------
           U.S. Common Stock -- (continued)
             Telecommunication Services -- (0.08%)
  2,210        NeuStar, Inc., Class A                                $     (68,510)
                                                                     -------------
             Telephone--Integrated -- (1.60%)
  8,840        AT&T, Inc.                                                 (239,033)
  6,030        CenturyTel, Inc.                                           (235,894)
 13,190        Deutsche Telekom AG--Sponsored ADR                         (221,856)
 27,330        Qwest Communications International, Inc.                   (185,844)
  9,200        Telefonica S.A.--Sponsored ADR                             (432,124)
                                                                     -------------
                                                                        (1,314,751)
                                                                     -------------
             Therapeutics -- (1.45%)
  5,300        Amylin Pharmaceuticals, Inc.                               (259,435)
  1,400        AtheroGenics, Inc.                                          (22,848)
  7,000        Avanir Pharmaceuticals, Class A                            (102,340)
  2,200        Dendreon Corp.                                              (10,362)
  4,400        Genta, Inc.                                                  (9,504)
 11,300        ImClone Systems, Inc.                                      (384,426)
  6,000        Neurocrine Biosciences, Inc.                               (387,240)
  2,800        Pharmacyclics, Inc.                                         (12,880)
                                                                     -------------
                                                                        (1,189,035)
                                                                     -------------
             Transportation--Trucking -- (0.53%)
  5,890        Arkansas Best Corp.                                        (230,417)
  7,620        Swift Transportation Co., Inc.                             (165,582)
  2,100        Werner Enterprises, Inc.                                    (38,577)
                                                                     -------------
                                                                          (434,576)
                                                                     -------------
             Web Portals / ISP -- (0.40%)
 20,960        EarthLink, Inc.                                            (200,168)
  5,260        Netease.com, Inc.--Sponsored ADR                           (129,080)
                                                                     -------------
                                                                          (329,248)
                                                                     -------------
                 Total Securities Sold, Not Yet Purchased
                   (Proceeds $27,888,805)                            $ (28,775,100)
                                                                     =============

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

    Schedule of Securities Sold, Not Yet Purchased (Unaudited) -- (concluded)

                                                                     March 31, 2006
                                                                     Percentage of
                                                                     Net Assets (%)
                                                                     --------------
Securities Sold, Not Yet Purchased -- By Industry
Advertising Services ..............................................       0.04%
Applications Software .............................................       0.53%
Beverages -- Non-Alcoholic ........................................       0.52%
Cable Television ..................................................       0.69%
Capacitors ........................................................       0.10%
Commercial Banks -- Central U.S. ..................................       0.69%
Commercial Banks -- Eastern U.S. ..................................       0.73%
Commercial Banks -- Southern U.S. .................................       1.56%
Commercial Services ...............................................       0.07%
Commercial Services -- Finance ....................................       0.29%
Common Trust Fund .................................................       1.92%
Computers .........................................................       0.72%
Computers -- Memory Devices .......................................       1.01%
Computers -- Peripheral Equipment .................................       0.12%
Consumer Products -- Miscellaneous ................................       0.44%
Containers -- Metal/Glass .........................................       0.14%
Cruise Lines ......................................................       0.21%
Distribution/Wholesale ............................................       0.39%
Drug Delivery Systems .............................................       0.40%
E-Marketing/Information ...........................................       0.22%
Electric Products -- Miscellaneous ................................       0.17%
Electronic Components -- Miscellaneous ............................       0.94%
Electronic Components -- Semiconductors ...........................       1.80%
Electronic Connectors .............................................       0.29%
Electronic Measuring Instruments ..................................       0.24%
Entertainment Software ............................................       0.23%

                                                                     March 31, 2006
                                                                     Percentage of
                                                                     Net Assets (%)
                                                                     --------------
Securities Sold, Not Yet Purchased -- By Industry (continued)
Food -- Miscellaneous/Diversified ...................................     0.45%
Home Furnishings ....................................................     0.17%
Instruments -- Scientific ...........................................     0.54%
Internet Security ...................................................     0.28%
Medical -- Biomedical/Genetics ......................................     1.93%
Medical -- Drugs ....................................................     1.85%
Medical -- Generic Drugs ............................................     0.49%
Medical -- Hospitals ................................................     0.18%
Medical Instruments .................................................     0.49%
Medical Products ....................................................     1.37%
Multimedia ..........................................................     0.13%
Publishing -- Newspapers ............................................     0.25%
Radio ...............................................................     0.20%
Registered Investment Company .......................................     5.11%
S & L/Thrifts -- Eastern U.S. .......................................     0.77%
S & L/Thrifts -- Western U.S. .......................................     0.67%
Semiconductor Components -- Integrated Circuits .....................     0.98%
Semiconductor Equipment .............................................     0.58%
Telecommunication Equipment .........................................     0.10%
Telecommunication Services ..........................................     0.08%
Telephone -- Integrated .............................................     1.60%
Therapeutics ........................................................     1.45%
Transportation -- Trucking ..........................................     0.53%
Web Portals/ISP .....................................................     0.40%
                                                                         -----
Total Securities Sold, Not Yet Purchased ............................    35.06%
                                                                         =====

   The accompanying notes are an integral part of these financial statements.

                    Advantage Advisers Multi-Sector Fund I

                    Schedule of Written Options (Unaudited)

                                                                    March 31, 2006
Contracts                                                            Market Value
--------                                                           ---------------
           Written Options -- (0.12%)
           Call Options -- (0.04%)
             Medical--Drugs -- (0.03%)
     53        Elan Corp., Plc--Sponsored ADR, 07/22/06, $17.50      $  (5,035)
     24        Merck & Co. Inc., 1/20/07, $27.50                       (20,640)
                                                                     ---------
                                                                       (25,675)
                                                                     ---------
             Therapeutics -- (0.01%)
     40        Gilead Sciences, Inc., 05/20/06, $65.00                  (8,000)
     50        Progenics Pharmaceuticals, Inc., 5/20/06, $30.00         (2,750)
                                                                       (10,750)
                                                                     ---------
                 Total Call Options (Premiums $45,061)                 (36,425)
                                                                     ---------
           Put Options -- (0.08%)
             Commercial Banks--Eastern U.S. -- (0.01%)
     80        Commerce Bancorp Inc., 06/17/06, $35.00                  (7,600)
                                                                     ---------
             Finance--Investment Banker / Broker -- 0.00%
     25        Bear Stearns Cos., Inc., 04/22/06, $115.00                 (250)
     23        Bear Stearns Cos., Inc., 04/22/06, $125.00                 (460)
     21        Lehman Brothers Holdings, Inc., 04/22/06, $135.00        (1,155)
     38        Merrill Lynch & Co., Inc., 04/22/06, $75.00              (1,520)
                                                                     ---------
                                                                        (3,385)
                                                                     ---------
             Finance--Mortgage Loan / Banker -- (0.02%)
     68        Indymac Bancorp, Inc., 07/22/06, $40.00                 (12,580)
                                                                     ---------
             Financial Guarantee Insurance -- (0.01%)
     38        Ambac Financial Group Inc., 05/20/06, $75.00             (2,660)
     23        MBIA Inc., 05/20/06, $60.00                              (4,485)
                                                                     ---------
                                                                        (7,145)
                                                                     ---------
             Medical--Biomedical / Genetics -- 0.00%
     21        Amgen, Inc., 04/22/06, $70.00                            (1,260)
                                                                     ---------
             Medical--Drugs -- (0.03%)
     16        Cephalon, Inc., 05/20/06, $70.00                        (16,000)
     20        Kos Pharmaceuticals, Inc., 08/19/06, $40.00              (3,600)
     24        Merck & Co. Inc., 1/20/07, $27.50                        (1,680)
     19        Pharmion Corp., 06/17/06, $15.00                           (665)
     39        Valeant Pharmaceuticals International,
                 06/17/06, $15.00                                       (2,145)
                                                                     ---------
                                                                       (24,090)
                                                                     ---------

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

             Schedule of Written Options (Unaudited) -- (concluded)

                                                                    March 31, 2006
Contracts                                                            Market Value
--------                                                           ---------------
           Written Options -- (continued)
           Put Options -- (continued)
             Super-Regional Banks--U.S. -- (0.01%)
     93        U.S. Bancorp, 06/17/06, $30.00                        $  (5,115)
                                                                     ---------
             Therapeutics -- 0.00%
     48        Inspire Pharmaceuticals, Inc., 6/17/06, $5.00            (2,640)
                                                                     ---------
                 Total Put Options (Premiums $104,854)                 (63,815)
                                                                     ---------
                 Total Written Options (Premiums $149,915)           $(100,240)
                                                                     =========

                                                                     March 31, 2006
                                                                     Percentage of
                                                                     Net Assets (%)
                                                                     --------------
Written Options -- By Industry
Commercial Banks -- Eastern U.S. ..............................           0.01%
Finance -- Investment Banker/Broker ...........................           0.00%
Finance -- Mortgage Loan/Banker ...............................           0.02%
Financial Guarantee Insurance .................................           0.01%
Medical -- Biomedical/Genetics ................................           0.00%

                                                                     March 31, 2006
                                                                     Percentage of
                                                                     Net Assets (%)
                                                                     --------------
Written Options -- By Industry (continued)
Medical -- Drugs ................................................         0.06%
Super-Regional Banks -- U.S. ....................................         0.01%
Therapeutics ....................................................         0.01%
                                                                          ----
Total Written Options ...........................................         0.12%
                                                                          ====

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I
                            Supplemental Information
                                   (Unaudited)

I.   Proxy Voting

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission website at http://www.sec.gov.

     Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission website at http://www.sec.gov.

II.  Repurchase of Units

     At the end of each quarter, the Fund will repurchase at least 5% of the number of shares outstanding on the date repurchase requests are due. The Board may establish a larger percentage for any quarterly repurchase offer. However, the percentage will not be less than 5% or more than 25% of the shares outstanding on the date repurchase requests are due. The Fund has adopted the following fundamental policies with respect to its share repurchases which may only be changed by a majority vote of the outstanding voting securities of the Fund:

     o Every three months, the Fund will make periodic share repurchase offers each calendar quarter (in March, June, September, December), pursuant to Rule 23c-3 under the Act, as it may be amended from time to time.

     o The repurchase request due dates will be the Wednesday immediately preceding the third Friday of the last month of each calendar quarter (or the prior business day if that day is a New York Stock Exchange holiday).

     o There will be a maximum 14-day period between the due date for each repurchase request and the date on which the Fund's net asset value for that repurchase is determined.

III. Portfolio Holdings

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q; (ii) the Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and (iii) the Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

IV.  Dividends

     For the fiscal year ended September 30, 2005, certain dividends paid by the Fund may qualify for the corporate dividends received deduction. Of the distributions paid during the fiscal year, 24.69% qualify for the corporate dividends received deduction.

                     Advantage Advisers Multi-Sector Fund I
                     Supplemental Information -- (continued)
                                   (Unaudited)

     For the fiscal year ended September 30, 2005, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. Of the distributions paid during the fiscal year, 10.9% may be considered qualified dividend income.

V.   Approval of Investment Advisory Agreements

     At a meeting held in person on March 1, 2006, the Board of Trustees of the Fund (the "Board") completed its annual consideration of, and approved the renewal of, the Fund's investment advisory agreement with the Investment Adviser and each investment sub-advisory agreement among the Fund, the Investment Adviser, and each Sub-Investment Adviser. A special meeting was held on January 10, 2006 at which management provided and reviewed with the Board charts comparing the fees and expense structure of the Fund with those of comparable registered funds and comparing the investment performance of the Fund to the performance of similar funds and industry indices and discussed with the Board the materials to be provided at the March 1, 2006 meeting.

     In approving the renewal of the advisory and each investment sub-advisory agreement, the Board, including each of the Trustees who are not interested persons (as defined by the Act) of the Fund ("Independent Trustees"), reviewed various written materials provided by the Investment Adviser at the request of the Board and assessed (i) the nature, extent and quality of the services provided to the Fund; (ii) the investment performance of the Fund relative to other comparable funds; (iii) advisory fees and other fees and expenses of the Fund (including fee and expense information for comparable funds) and the profitability of the Investment Adviser and its affiliates with respect to its relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of investors.

       The Nature, Extent and Quality of the Services Provided to the Fund

     In considering the nature, extent and quality of services that the Investment Adviser provides to the Fund, the Board reviewed presentations from management relating to staffing, management and the organizational structure of the various departments of Oppenheimer providing services to the Fund. Management reviewed the investment management, compliance, regulatory risk management, administration, accounting infrastructure and investor related services provided by the Investment Adviser and Oppenheimer and reviewed the costs associated with providing these services. The Independent Trustees had, over the previous twelve months, considered various matters relevant to the consideration of the renewals of the various agreements, including: the nature, extent and quality of the services provided to the Fund; Oppenheimer's commitment to the advisory business, including the alternative investment advisory business, and its platform of proprietary products; the research and portfolio management capabilities of the personnel responsible for managing the Fund's assets; the appropriateness of the Investment Adviser's staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; the Investment Adviser's oversight of third-party service providers; and the profitability of the Investment Adviser attributable to providing services to the Fund, among other matters. The Independent Trustees had previously had discussions with senior management at Oppenheimer and OAM, and with an independent board member of Oppenheimer Holdings Inc. (the ultimate parent of Oppenheimer and OAM), regarding each

                     Advantage Advisers Multi-Sector Fund I
                     Supplemental Information -- (continued)
                                   (Unaudited)

     of the various regulatory actions and settlements involving Oppenheimer that had been disclosed to the Board during the past year, including but not limited to a telephonic meeting of the Board on November 30, 2005 to obtain information from the general counsel of Oppenheimer regarding these matters.

     Based on its review, the Board noted its overall satisfaction with the nature, extent and quality of services provided by the Investment Adviser and each Sub-Investment Adviser, and concluded that the Fund benefits from the investment management services provided by the Investment Adviser and each Sub-Investment Adviser, including research services, as well as the administrative services and compliance infrastructure provided by the Investment Adviser and OAM.

                       Investment Performance of the Fund

     The Board reviewed materials on the Fund's annual and quarterly investment performance and considered the Fund's historical investment performance, including a comparison of such performance to the performance of similar funds and relevant indices. The consensus of the Independent Trustees was that since the acquisition of CIBC Asset Management (predecessor of OAM) by Oppenheimer in 2003 and over the long term, the performance of the Fund has been adequate, although volatile, and the Board noted that the investment performance of the Fund had improved during the prior year. The Board also concluded that management is making appropriate efforts toward the goal of improving the Fund's investment performance. The Independent Trustees concluded that the fees paid to the Investment Adviser were reasonable and appropriate and were within the industry norms, based on the comparisons to similar funds. In particular, a fee comparison showed that the fees charged -- a 1.25% management fee and 20% incentive allocation -- are comparable for similar products. The indirect benefits received by the Investment Adviser and its affiliates attributable to its relationships to the Fund were also considered.

           Advisory Fees and Profitability of the Investment Adviser

     The Board also considered the advisory fees and current and historical expense ratios of the Fund for the services provided by the Investment Adviser and Sub-Investment Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively. In this regard, the Board reviewed a comparison of the Fund's fees and expenses to those of comparable registered funds, and concluded that the Fund's fees and expenses are similar to those of the other funds. The Board also considered revenues received by the Investment Adviser and the Sub-Investment Advisers from the Fund, including fees and incentive allocations, if any, as well as data regarding the Investment Adviser's financial condition, compensation and profitability, including related direct and indirect operating expenses relating to the Fund and payments made to registered representatives of Oppenheimer for services they provide to investors. The Board reviewed the methodology used to estimate these costs, as set forth in the profitability materials provided by management. Although the Board noted that the Investment Adviser and OAM generally were not currently realizing a significant profit from their relationships with the Fund, the Investment Adviser's continued willingness to manage the Fund and OAM's willingness to support the Investment Adviser's operations evidenced their commitment to providing quality services to the Fund.

                     Advantage Advisers Multi-Sector Fund I
                     Supplemental Information -- (concluded)
                                   (Unaudited)

     The Board also recognized that the Investment Adviser and OAM support the distribution of interests in the Fund by making direct payments from their own resources to financial advisors of Oppenheimer in connection with investor-related services.

     Based on its review, the Board concluded that the Fund's fees under the investment advisory agreement and each investment sub-advisory agreement bear a reasonable relationship to the services provided by the Investment Adviser and the Sub-Investment Advisers, and concluded that such advisory fees and expenses were within industry norms.

      Other Benefits to the Investment Adviser and Sub-Investment Advisers

     In connection with the Boards' assessment of the profitability of the Investment Adviser and the Sub-Investment Advisers attributable to providing services to the Fund, the Board also considered that a portion of the brokerage commissions paid by the Fund are used to obtain research-related services that may benefit the Investment Adviser, the Sub-Investment Advisers and their affiliates. In light of the costs of providing investment management and other services to the Fund and the Investment Adviser's ongoing commitment to the Fund, such ancillary benefits that the Investment Adviser, Sub-Investment Advisers and their affiliates received were not considered unreasonable to the Board.

                        Benefits from Economies of Scale

     With respect to whether the Fund benefits from economies of scale in costs associated with services provided to the Fund, the Board concluded that, as economies of scale are predicated on increasing levels of assets, economies of scale are not being realized at the present time.

                                   * * * * * *

     Based on the considerations described above, the following conclusions and determinations were made by the Board, including all of the Independent
     Trustees:

     1. the nature, extent and quality of the services provided by the Investment Adviser and each Sub-Investment Adviser were adequate and appropriate;

     2. the fees to be paid to the Investment Adviser and each Sub-Investment Adviser are reasonable and appropriate in light of comparative expense and advisory fee information and benefits to be derived by the Investment Adviser, the Sub-Investment Advisers and their affiliates from their relationships with the Fund;

     3. the Investment Adviser's fees are reasonable in light of the advisory fees charged by the Investment Adviser and other investment advisers to similar investment vehicles receiving similar services, and in light of the fact that, absent any performance allocation, the expenses associated with providing services to the Fund have exceeded, and may continue to exceed, the fees payable by the Fund;

     4. in light of a declining level of Fund assets over the past several years, economies of scale are not being realized at current asset levels; and

     5. the approval of the renewal of the Fund's investment advisory agreement and each investment sub-advisory agreement for an additional annual period is in the best interests of the Fund and its investors.

                     Advantage Advisers Multi-Sector Fund I
                                 Fund Management
                                   (Unaudited)

Information pertaining to the Trustees is set forth below. The Statement of Additional Information (SAI) includes additional information about the Fund is available without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at (212) 667-4225.

Independent Trustees

                                                                                                                         Number of
                                                                                                                       Portfolios in
                             Term of Office                                                                            Fund Complex
Name, Age, Address and        and Length of                 Principal Occupation(s) During Past 5 Years                 Overseen by
Position(s) with the Fund      Time Served                Other Trusteeships/Directorships Held by Trustee               Trustees
--------------------------- ----------------  ----------------------------------------------------------------------- --------------
Luis Rubio, 51                Indefinite;     President of Centro de Investigacion Para el Desarrollo, A.C. (Center   9
c/o Oppenheimer Asset            Since        of Research Development) (2000 to present) and Director of same
Management Inc.                May 2003       1984 - 2000); Adjunct Fellow of the Center for Strategic and
200 Park Avenue                               International Studies; Member of the Advisory Board of the National
New York, NY 10166                            Council of Science and Technology of Mexico (1993 to present);
Trustee                                       Director of the Human Rights Commission of Mexico City (1994 to

Janet L. Schinderman, 55      Indefinite;     2002; Director of The Asia Tigers Fund, Inc. and The India Fund,
c/o Oppenheimer Asset            Since        Inc.*; Manager of Advantage Advisers Augusta Fund, L.L.C.,
Management Inc.                May 2003       Advantage Advisers Catalyst International, Ltd., Advantage Advisers
200 Park Avenue                               Multi-Sector Fund I, Advantage Advisers Technology Partners, L.L.C.,
New York, NY 10166                            Advantage Advisers Technology International, Ltd., Advantage
Trustee                                       Advisers Troon Fund, L.L.C., Advantage Advisers Whistler Fund,

Lawrence Becker, 51           Indefinite;     L.L.C., Advantage Advisers Whistler International, Ltd. and
c/o Oppenheimer Asset            Since        Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.
Management Inc.              October 2003     Associate Dean for Special Projects and Secretary to the Board of       5
200 Park Avenue                               Overseers at Columbia Business School since 1990; Manager of
New York, NY 10166                            Advantage Advisers Augusta Fund, L.L.C., Advantage Advisers
Trustee                                       Multi-Sector Fund I, Advantage Advisers Troon Fund, L.L.C.,
                                              Advantage Advisers Whistler Fund, L.L.C., and Advantage
                                              Advisers Xanthus Fund L.L.C., which are affiliates.
                                              Private investor in real estate investment management concerns.         5
                                              From February 2000 through June 2003, he was V.P.--Controller/
                                              Treasurer for National Financial Partners, which specializes in financial services distribution. Prior to that, Mr. Becker was a
                                              Managing Director--Controller/Treasurer of Oppenheimer Capital
                                              and its Quest for Value Funds. (Oppenheimer Capital is not
                                              affiliated with Oppenheimer Asset Management Inc.). Mr. Becker is a licensed CPA. He serves as the treasurer of The France
                                              Growth Fund, Inc.; Director of the Asia Tigers Fund, Inc. and
                                              The India Fund Inc.*; Manager of Advantage Advisers Augusta
                                              Fund, L.L.C., Advantage Advisers Multi-Sector Fund I, Advantage
                                              Advisers Troon Fund, L.L.C., Advantage Advisers Whistler Fund,
                                              L.L.C., and Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.

                     Advantage Advisers Multi-Sector Fund I
                         Fund Management -- (continued)
                                   (Unaudited)

Interested Trustee

                                                                                                                         Number of
                                                                                                                       Portfolios in
                             Term of Office                                                                            Fund Complex
Name, Age, Address and        and Length of                 Principal Occupation(s) During Past 5 Years                 Overseen by
Position(s) with the Fund      Time Served                Other Trusteeships/Directorships Held by Trustee               Trustees
--------------------------- ----------------    --------------------------------------------------------------------- --------------
Bryan McKigney,** 48,           Indefinite;     Mr. McKigney is a Managing Director and the Chief Administrative        5
c/o Oppenheimer Asset          Trustee since    Officer of Oppenheimer Asset Management Inc. He has been in the
Management Inc.              December 1, 2004;  financial services industry since 1981 and has held various management
200 Park Avenue                President and    positions at Canadian Imperial Bank of Commerce (1993 - 2003) and
New York, NY 10166               CEO since      the Chase Manhattan Bank N.A. (1981 - 1993). He serves as Manager
Trustee, President, CEO     September 23, 2004  of Advantage Advisers Augusta Fund, L.L.C., Advantage Advisers
                                                Multi-Sector Fund I, Advantage Advisers Troon Fund, L.L.C., Advantage
                                                Advisers Whistler Fund, L.L.C., and Advantage Advisers Xanthus Fund,
                                                L.L.C., which are affiliates.

Fund Officers

     In accordance with the Declaration of Trust, the Board has selected the following persons to serve as officers of the Fund:

                              Term of Office
Name, Address,(1) Age and     And Length of                          Principal Occupation(s)
Position(s) with the Fund      Time Served                             During Past 5 Years
--------------------------- ----------------- ---------------------------------------------------------------------
Vineet Bhalla, 46,             One year;      Mr. Bhalla has been a Senior Vice President at Oppenheimer Asset
Chief Financial Officer          Since        Management since May 2005. From July 2002 to May 2005, he
                             July 27, 2005.   was an Assistant Vice President at Zurich Capital Markets Inc.,
                                              a Director of the Client Service Group at GlobeOp Financial
                                              Services, and a Senior Consultant at Capital Markets Company.
                                              Prior to that, he was a Vice President at Blackrock Financial
                                              Management since June 1999. Mr. Bhalla is a Certified Public
                                              Accountant. He graduated with an MBA from Saint Mary's
                                              University, Halifax, Canada in 1986.

Stephen C. Beach, 52,          One year;      Since February 2005, Mr. Beach has been the Chief Compliance
Chief Compliance Officer         Since        Officer for Oppenheimer Asset Management. Prior to that, he
                            March 18, 2005.   had his own law firm with a focus on mutual funds, investment advisers and general securities law, beginning in 2001. Mr. Beach obtained an LL.M. in Taxation at Temple University School of
                                              Law during the period 1999 - 2001.

Deborah Kaback, 54             One year;      Ms. Kaback has been a Senior Vice President at Oppenheimer Asset
Chief Legal Officer and          Since        Management since June 2003. She was Executive Director of CIBC
Vice President               July 23, 2003    World Markets Corp. from July 2001 through June 2003. Prior to that, she was Vice-President and Senior Counsel of Oppenheimer Funds,
                                              Inc. from November 1999 through July 2001. Prior to that, she was
                                              Senior Vice President and Deputy General Counsel at Oppenheimer
                                              Capital from April 1989 through November 1999.

                     Advantage Advisers Multi-Sector Fund I
                         Fund Management -- (concluded)
                                   (Unaudited)

                                Term of Office
Name, Address,(1) Age and       And Length of                           Principal Occupation(s)
Position(s) with the Fund        Time Served                              During Past 5 Years
--------------------------- --------------------- ------------------------------------------------------------------
Bryan McKigney, 48,          One year term for    Mr. McKigney is a Managing Director and the Chief
c/o Oppenheimer Asset          President and      Administrative Officer of Oppenheimer Asset Management Inc.
Management Inc.                  CEO; since       He has been in the financial services industry since 1981 and has
200 Park Avenue             September 23, 2004.   held various management positions at Canadian Imperial Bank
New York, NY 10166          Indefinite term for   of Commerce (1993 - 2003) and the Chase Manhattan Bank N.A.
President, CEO, and            Trustee; since     (1981 - 1993). He serves as Manager of Advantage Advisers
Trustee                      December 1, 2004;    Augusta Fund, L.L.C., Advantage Advisers Multi-Sector Fund I,
                                                  Advantage Advisors Troon Fund, L.L.C., Advantage Advisers
                                                  Whistler Fund, L.L.C., and Advantage Advisers Xanthus Fund,
                                                  L.L.C., which are affiliates.

* Effective December 4, 2005, The Asia Tigers Fund, Inc. and The India Fund, Inc. were no longer affiliated with Oppenheimer.

** "Interested Person" of the Fund as defined in the 40 Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Fund and as a Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Investment Adviser.

(1) The address of each officer is c/o Oppenheimer Asset Management, 200 Park Avenue, 24th Floor, New York, New York 10166.

(2)  Officers are not compensated by the Fund.

These financial statements are intended only for the information of shareholders or those who have received the prospectus for shares of Advantage Advisers Multi-Sector Fund I which contains information about the sales charges, fees and other costs.


                             Principal Distributor:
                             Oppenheimer & Co. Inc.
                                 200 Park Avenue
                                   24th Floor
                               New York, NY 10166




                           [Advantage Advisers Logo]
                              Multi-Sector Fund I


                                   Semi-annual
                              Financial Statements
                            For the Six Months Ended
                                 March 31, 2006
                                   (Unaudited)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)(1)   Not applicable.

     (a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        Advantage Advisers Multi-Sector Fund I
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date                       June 7, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date                       June 7, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Vineet Bhalla
                         -------------------------------------------------------
                           Vineet Bhalla, Principal Financial Officer
                           (principal financial officer)

Date                       June 7, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.